Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - IFRS 16 [Member] - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 369,620.3	$ 192,739.2
Financing Cash Flow	210,682.7	95,827.9
Non-cash changes Foreign Exchange Movement	(5,783.2)	(1,583.4)
Non-cash changes Lease modifications	1,521.4	5,307.8
Non-cash changes Other Changes	(132.4)	138.3
Ending Balance	575,908.8	292,429.8
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	88,559.0	118,522.3
Financing Cash Flow	55,624.1	52,578.6
Non-cash changes Foreign Exchange Movement	(4,518.5)	(1,553.9)
Non-cash changes Other Changes	(283.7)
Ending Balance	139,380.9	169,547.0
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	22,388.6	17,316.9
Financing Cash Flow	(1,082.1)	(1,573.9)
Non-cash changes Foreign Exchange Movement	(33.2)	(29.5)
Non-cash changes Lease modifications	1,521.4	5,307.8
Non-cash changes Other Changes	97.0	128.4
Ending Balance	22,891.7	21,149.7
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	256,705.1	56,900.0
Financing Cash Flow	154,930.7	38,337.9
Non-cash changes Foreign Exchange Movement	(1,231.5)
Non-cash changes Other Changes	60.6	1.8
Ending Balance	410,464.9	95,239.7
Long-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,967.6
Financing Cash Flow	1,210.0
Non-cash changes Other Changes	(6.3)
Ending Balance	$ 3,171.3
Short term bills payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financing Cash Flow		6,485.3
Non-cash changes Other Changes		8.1
Ending Balance		$ 6,493.4